Pay vs Performance Disclosure	12 Months Ended
	Sep. 27, 2025 USD ($)	Sep. 28, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO(1)(3)	Summary Compensation Table Total for Second PEO(2)(3)	Compensation Actually Paid to First PEO(4)(5)	Compensation Actually Paid to Second PEO(2)(4)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)(5)	Total Shareholder Return(6)	Peer Group Total Shareholder Return	Net Income ($000s)(7)	Adjusted Operating Income ($000s)(8)
(a)	(b)	(b)	(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	$8,275,354	$8,590,163	$9,164,935	$4,124,276	$3,540,153	$3,800,362	$98.71	$284.88	($61,144)	$12,708
2024	N/A	$5,810,424	N/A	$3,692,695	$4,264,554	$2,813,478	$78.39	$217.88	($38,146)	($29,132)
2023	N/A	$5,190,714	N/A	$4,702,791	$1,472,635	$915,290	$83.29	$146.23	($10,274)	$36,259
2022	N/A	$8,411,949	N/A	$(13,528,779)	$2,122,936	($2,666,086)	$89.68	$102.04	$67,383	$124,530
2021	N/A	$5,482,555	N/A	$32,271,135	$1,365,007	$10,146,753	$208.13	$139.60	$158,595	$242,275

Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2025	Tom Conrad (First PEO), Patrick Spence (Second PEO)	Saori Casey, Eddie Lazarus, Nicholas Millington and Shamayne Braman
2024	Patrick Spence	Saori Casey, Eddie Lazarus, Maxime Bouvat-Merlin, Deirdre Findlay and Nicholas Millington
2023	Patrick Spence	Eddie Lazarus, Maxime Bouvat-Merlin, Nicholas Millington, Shamayne Braman, and Matthew Siegel
2022	Patrick Spence	Eddie Lazarus, Matthew Siegel, Nicholas Millington, Brittany Bagley, and Anna Fraser
2021	Patrick Spence	Eddie Lazarus, Matthew Siegel, Nicholas Millington, and Brittany Bagley

Peer Group Issuers, Footnote
(6)For purposes of calculating peer group total shareholder return (“TSR”), the Nasdaq Computer Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for the fiscal year ended September 27, 2025. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(7)The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.
(8)We identified Adjusted Operating Income for Fiscal 2025 as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2025 to Company performance. Adjusted Operating Income was one of two of our financial performance measures used in the Company’s annual cash incentive program for Fiscal 2025. For Fiscal 2025, we changed our Company-Selected Measure from Adjusted EBITDA Margin to Adjusted Operating Income. Accordingly, the Company-Selected Measure information for Fiscal 2024, Fiscal 2023, Fiscal 2022, and Fiscal 2021 has been updated to reflect Adjusted Operating Income. We define Adjusted Operating Income as GAAP operating income excluding variable bonus compensation, restructuring charges, intellectual property litigation costs and variable quarterly one time events. See Annex A for a reconciliation of non-GAAP to GAAP measures.

Adjustment To PEO Compensation, Footnote

	First PEO	Second PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2025 Summary Compensation Table (SCT)	$8,275,354	$8,590,163	$3,540,153
Less: Value of stock awards reported in SCT	$6,073,193	$4,997,977	$2,695,846
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$4,997,210	$0	$2,253,480
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$0	$28,397	$239,695
Plus: Fair value of vesting date of awards granted in this fiscal year and that vested in this fiscal year	$1,966,098	$1,055,172	$489,961
Plus: Change in fair value as of the vesting date (from prior year-end) of prior year stock awards that vested this fiscal year	$21,046	($84,689)	$66,460
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this fiscal year	$21,578	$466,791	$93,540
Total Adjustments	$889,581	($4,465,887)	$260,209
Compensation Actually Paid for Fiscal 2025	$9,164,935	$4,124,276	$3,800,362

Non-PEO NEO Average Total Compensation Amount	$ 3,540,153	$ 4,264,554	$ 1,472,635	$ 2,122,936	$ 1,365,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,800,362	2,813,478	915,290	(2,666,086)	10,146,753
Adjustment to Non-PEO NEO Compensation Footnote

	First PEO	Second PEO	Average Non-PEO NEOs
Total Reported in Fiscal 2025 Summary Compensation Table (SCT)	$8,275,354	$8,590,163	$3,540,153
Less: Value of stock awards reported in SCT	$6,073,193	$4,997,977	$2,695,846
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	$4,997,210	$0	$2,253,480
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	$0	$28,397	$239,695
Plus: Fair value of vesting date of awards granted in this fiscal year and that vested in this fiscal year	$1,966,098	$1,055,172	$489,961
Plus: Change in fair value as of the vesting date (from prior year-end) of prior year stock awards that vested this fiscal year	$21,046	($84,689)	$66,460
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this fiscal year	$21,578	$466,791	$93,540
Total Adjustments	$889,581	($4,465,887)	$260,209
Compensation Actually Paid for Fiscal 2025	$9,164,935	$4,124,276	$3,800,362

Compensation Actually Paid vs. Total Shareholder Return
Chart 1: Compensation Actually Paid Versus Company and Peer Group Total Shareholder Return (TSR)
The Compensation Actually Paid values for our PEOs and non-PEO NEOs over the five-year period of Fiscal 2021 through Fiscal 2025 generally aligns with the Company’s TSR performance over the same period. This is due primarily to the emphasis on at-risk, performance-based equity incentives in the compensation program design for our PEOs and non-PEO NEOs.
As depicted in the below chart, strong absolute TSR performance in Fiscal 2021 exceeded the peer group and drove an increase in the fair value of equity awards, which resulted in increased Compensation Actually Paid values. Weaker TSR performance in Fiscal 2022 resulted in a significant decrease in Compensation Actually Paid. Flatter TSR performance in Fiscal 2023 and Fiscal 2024 resulted in more modest Compensation Actually Paid values. In Fiscal 2025, while not exceeding the peer group, the absolute TSR exhibited a modest increase compared to Fiscal 2024, resulting in a relative increase in Compensation Actually Paid.
The below chart also compares the Company’s TSR to the peer group TSR, in each case, measured on a cumulative basis from the market close on October 2, 2020, through and including the end of Fiscal 2025.

Compensation Actually Paid vs. Net Income
Chart 2: Compensation Actually Paid Versus Net Income
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance table. No portion of our compensation is directly tied to net income results.

Compensation Actually Paid vs. Company Selected Measure
Chart 3: Compensation Actually Paid Versus Adjusted Operating Income
We identified Adjusted Operating Income as our Company-Selected Measure that represents, in our view, the most important financial performance measure used to link Compensation Actually Paid in Fiscal 2025 to our performance. Adjusted Operating Income was one of two of our financial performance measures used in the Company’s annual cash incentive program for Fiscal 2025. For Fiscal 2025, we changed our Company-Selected Measure from Adjusted EBITDA Margin to Adjusted Operating Income; accordingly, prior-year Compensation Actually Paid does not directly connect to
Adjusted Operating Income. In Fiscal 2025, Compensation Actually Paid exhibited a moderate increase, which is partially attributable to the increase in Adjusted Operating Income results in the fiscal year.

Total Shareholder Return Amount	$ 98.71	78.39	83.29	89.68	208.13
Peer Group Total Shareholder Return Amount	284.88	217.88	146.23	102.04	139.60
Net Income (Loss)	$ (61,144,000)	$ (38,146,000)	$ (10,274,000)	$ 67,383,000	$ 158,595,000
Company Selected Measure Amount	12,708,000	(29,132,000)	36,259,000	124,530,000	242,275,000
PEO Name	Tom Conrad (First PEO), Patrick Spence (Second PEO)	Patrick Spence	Patrick Spence	Patrick Spence	Patrick Spence
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	E/R Ratio
Tom Conrad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,275,354
PEO Actually Paid Compensation Amount	9,164,935
Adjustment to Compensation, Amount	889,581
Patrick Spence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,590,163	$ 5,810,424	$ 5,190,714	$ 8,411,949	$ 5,482,555
PEO Actually Paid Compensation Amount	4,124,276	$ 3,692,695	$ 4,702,791	$ (13,528,779)	$ 32,271,135
Adjustment to Compensation, Amount	(4,465,887)
PEO | Tom Conrad [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,073,193)
PEO | Tom Conrad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,997,210
PEO | Tom Conrad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Tom Conrad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,966,098
PEO | Tom Conrad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,046
PEO | Tom Conrad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,578
PEO | Patrick Spence [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,997,977)
PEO | Patrick Spence [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Patrick Spence [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,397
PEO | Patrick Spence [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,055,172
PEO | Patrick Spence [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,689)
PEO | Patrick Spence [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,791
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,209
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,695,846)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,253,480
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,695
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,961
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,460
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 93,540